Document And Entity Information - USD ($)	12 Months Ended
	Oct. 31, 2016	Nov. 30, 2016	Apr. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	ITUS CORPORATION
Document Type	S-1
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		8,752,387
Entity Public Float			$ 21,608,013
Amendment Flag	false
Entity Central Index Key	0000715446
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY